Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Schedule of exchange rate to foreign currency
	December 31
	2018	2017

USD ($)	3.748	3.467
EURO (EUR)	4.219	4.153
Indian Rupee (INR)	0.0538	0.0544

Schedule of change in exchange rate in effect of foreign currencies
	Year ended December 31,
	2018	2017	2016

USD ($)	8	(10)	(1)
EURO (EUR)	3	3	(5)
Indian Rupee (INR)	(1)	(4)	(4)

Schedule of impact on equity (increase/(decrease))
Adjustments NIS000

Liabilities and shareholders’ equity
Bonds at amortized cost	(5,751)
Total liabilities	(5,751)
Net impact on equity	(5,751)
Retained earnings	(5,751)